Advances payable/Operator Agreement - related parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes and advances payable

Notes and advances payable consist of the following as of December 31, 2011 and June 30, 2012:

	2011	2012
Officers, directors and affiliates:
Notes and advances payable, interest at 8.0%, due on demand	$24,319	$10,950
Notes and advances payable, interest at 9.7%, due on demand	85,000	85,000
Note payable, interest at 12.0%, due March 2013	—	150,000

Total officers, directors and affiliates	109,319	245,950

Unrelated parties:
Note payable, interest at 12.0%, due March 2013	—	250,000
Notes payable, interest at 12.0%, due March 2012	250,000	—

Total unrelated parties	250,000	250,000

Total notes and advance payable	$359,319	$495,950

As of December 31, 2010 and 2011, the Company owed the related parties are unsecured, due on demand, and working capital advances:

	2010	2011
Advances – Donald Prosser (2)	$220,000	$20,000
Advances – Donald Prosser (3)	4,290	4,100
Advances – Donald Prosser (1)	215,000	—
Advances – Charles Gamber (3)	4,966	—
Advances – William Stewart (3)	20,219	20,219
Advances – William Stewart (2)	75,000	25,000
Advances – Charles Davis (2)	125,000	—
Advances – Charles Davis (2)	40,000	40,000

Balances	$704,475	$109,319

(1)	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.
(2)	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
(3)	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.